UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		August 14, 2012


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		$ 1,353,474,000





Other Manager Reporting for this Manager:

Russell Investment Company 			28-01190





List of Other Included Managers:			None

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
      FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3       Column 4  Column 5          Column 6   Column 7  Column8

                                                                    VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASCUSIP          (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common       US0185223          40,722  974,218sh         sole                968,684
AMERIS BANCORP                        Common       US03076K1          33,4362,653,651sh         sole              2,633,052
AMETEK INC                            Common       031100100              32      639sh         sole                      0
ASTORIA FINANCIAL CORP                Common       US0462651          31,4263,206,744sh         sole              3,189,638
BROOKLINE BANCORP INC                 Common       US11373M1          11,1661,261,700sh         sole              1,256,100
BROOKS AUTOMATION INC                 Common       US1143401          22,5282,386,414sh         sole              2,372,414
CAMBRIDGE BANCORP                     Common       US1321521             839   25,782sh         sole                 25,782
CARTER'S INC                          Common       US1462291          59,4931,131,051sh         sole              1,126,951
COLONY BANKCORP INC.                  Common       US19623P1           2,009  424,701sh         sole                410,486
COMMUNITY FINANCIAL CORPORATION       Common       US20365L1              88   23,936sh         sole                 23,936
CONVERTIBLE PREFERRED: BNC BANCORP    Common       05566T101           3,032    2,700sh         sole                  2,700
DIME COMMUNITY BANCSHARES INC         Common       US2539221             256   19,300sh         sole                 19,300
FIRST CONNECTICUT BANCORP, INC.       Common       US3198501             405   30,000sh         sole                 30,000
FOREST LABORATORIES INC               Common       US3458381          45,4091,297,760sh         sole              1,291,460
FRONTIER COMMUNICATIONS CORP          Common       US35906A1          42,78211,170,13sh         sole              11,120,793
GENERAL DYNAMICS CORP.                Common       US3695501          31,748  481,318sh         sole                478,111
H.J. HEINZ COMPANY                    Common       US4230741          42,084  773,893sh         sole                770,193
HEWLETT-PACKARD CO                    Common       US4282361          35,9601,788,177sh         sole              1,781,419
INDEPENDENT BANK CORP/MS              Common       US4538361          38,7081,325,173sh         sole              1,314,809
INTERNATIONAL BANCSHARES CORP         Common       US4590441          37,2611,908,862sh         sole              1,896,722
JM SMUCKER CO/THE                     Common       US8326964          38,776  513,451sh         sole                510,900
MAC-GRAY CORP                         Common       US5541531          15,0181,065,831sh         sole              1,049,490
MARATHON OIL CORP                     Common       US5658491          35,8811,403,244sh         sole              1,395,682
MARATHON PETROLEUM CORP               Common       US56585A1          42,879  954,572sh         sole                949,391
MICROSOFT CORP.                       Common       US5949181          36,9621,208,300sh         sole              1,201,900
NAUGATUCK VALLEY FINANCIAL            Common       US63906P1             481   62,500sh         sole                 62,500
NEW ENGLAND BANCSHARES, INC.          Common       US6438632             201   15,000sh         sole                 15,000
NEXTERA ENERGY, INC.                  Common       US65339F1          47,435  689,365sh         sole                684,847
PARK STERLING CORP                    Common       US70086Y1             242   51,438sh         sole                 51,438
PEOPLES BANCORP INC                   Common       US7097891          10,881  495,050sh         sole                489,650
PRAXAIR INC.                          Common       US74005P1          40,274  370,402sh         sole                368,363
QUEST DIAGNOSTICS                     Common       US74834L1          43,695  729,461sh         sole                725,119
QUESTCOR PHARMACEUTICALS              Common       US74835Y1          48,678  914,306sh         sole                906,097
SOUTHWEST BANCORP INC.                Common       US8447671          19,4842,070,554sh         sole              2,058,377
THE CHUBB CORPORATION                 Common       US1712321          45,948  630,975sh         sole                628,225
UNITEDHEALTH GROUP INC                Common       US91324P1          45,655  780,419sh         sole                776,977
UNIVEST CORP OF PENNSYLVANIA          Common       US9152711          19,0661,153,397sh         sole              1,144,397
VERIZON COMMUNICATIONS                Common       US92343V1          40,785  917,751sh         sole                912,516
WEBSTER FINANCIAL CORP - CT           Common       US9478901          38,6631,784,996sh         sole              1,776,132
WELLPOINT INC (NEW)                   Common       US94973V1          40,775  639,211sh         sole                636,234
WESTERN UNION CO.                     Common       US9598021          35,1992,090,200sh         sole              2,078,700
XEROX CORP                            Common       US9841211          36,4924,636,900sh         sole              4,611,200
144A KRBL LIMITED DERIVATIVE          Derivative   46632N702             5951,679,000sh         sole              1,679,000
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U7             987  204,200sh         sole                204,200
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative   US48125D7           1,417  276,900sh         sole                276,900
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative   46632N124           1,0942,535,250sh         sole              2,535,250
144A USHA MARTIN LTD                  Derivative   46632N140             433  807,100sh         sole                807,100
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR     US0886061           6,780  103,828sh         sole                100,723
BHP BILLITON PLC - ADR (UK)           ADR          US05545E2          41,013  717,129sh         sole                593,228
INFOSYS LTD - SP ADR                  Spon ADR     US4567881          53,2311,181,339sh         sole              1,068,646
METHANEX CORPORATION (US SHARES)      ADR          CA59151K1             258    9,270sh         sole                  6,950
NOVARTIS AG-ADR                       ADR          US66987V1              45      800sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR        GDR          US7960508          19,741   37,652sh         sole                 13,411
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR          US7960502             163      500sh         sole                    500
TAIWAN SEMICONDUCTOR - SP ADR         Spon ADR     874039100             241   17,239sh         sole                 17,239
TEVA PHARMACEUTICAL - SP ADR          Spon ADR     US8816242          64,6221,638,486sh         sole              1,481,634


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